THE SHEFFIELD FUNDS, INC.
==========================================================================

April 30, 1999

DEAR SHAREHOLDER:
This report covers the six month period beginning November 1, 1998 and ending April 30, 1999. Against the backdrop of a continuing robust economy, the stock market (as measured by the S&P 500 Index) recovered from a period of weakness and went on to a series of new all-time highs. Over-valued stocks (as determined by our price-to-growth methodology) continued to outperform the overall stock market. Interest rates during this period of time continued to climb with a disturbing persistence.

Rising interest rates typically exert a negative influence on stock prices, but this inverse relationship did not materialize during this six month period. In fact, the market leaders of 1998 - primarily the Internet-related businesses
- saw their share prices rise rapidly. The stock market can't ignore fundamental economic principles indefinitely, and by the end of April, the interest rate rise had shut down the stock market's advance.

TOTAL RETURN FUND
PHILOSOPHY
The Total Return Fund is a broadly diversified portfolio invested in securities across all economic sectors, as illustrated in the chart. Within each sector, we attempt to select companies which are experiencing increasing cash flow returns on their invested capital.


INDUSTRY SECTOR ANALYSIS

                  10/31/98    4/30/99
                  --------    -------
Basic Materials     4.2%        3.8%
Energy              6.5%        9.8%
Industrial          9.8%       12.1%
Conglomerates       4.5%        4.0%
Consumer Cyclical   5.3%        6.5%
Cons. Non Cyc.     20.3%       20.2%
Technology         23.9%       18.5%
Financial          13.0%       16.4%
Utility            12.4%        8.7%
Foreign             0.0%        0.0%

Furthermore, we seek out those companies experiencing faster earnings growth rates and faster dividend growth rates than the overall stock market. Growth rates alone, however, do not make for a superior investment opportunity, as it is easy to overpay for expected future growth. Our stock valuation model therefore aides us in determining whether the current price of a stock is reasonable relative to its expected future growth rate and other factors.

PERFORMANCE
The asset mix of the Fund experienced some shifts during the six months. A number of stocks reached our targeted sales price, while others were sold due to reduced expectations of future earnings growth rates.

The Fund's six month return was 14% compared to a return of 22.3% for the S&P 500 Index. Primary contributors to the relative underperformance of the Fund were its holdings of financial stocks, industrial stocks, and energy-related securities. As shown in the chart above, we had reduced our investments in these sectors during the past six months.

INTERMEDIATE TERM BOND FUND
PHILOSOPHY
Our investment goals for this Fund are twofold. First, we seek to manage a portfolio of investment quality, intermediate-term corporate bonds. Intermediate-term bonds have demonstrated a history of generating higher total returns with lower volatility over long periods of time than have long-term bonds. Our Fund seeks to participate in this investment phenomena. Second, we seek a modest degree of capital appreciation by investing a small portion of our assets in two other types of investments. The first type is convertible securities including convertible bonds and convertible preferred stocks. Second, we invest a modest portion of the Bond Fund's assets in high-yielding common stocks.

Out of the broad universe of fixed- and variable-rate instruments traded in the marketplace, our Fund focuses primarily on investment-quality corporate bonds which typically mature in from one-to-ten years. We can, and do, buy bonds with maturity dates exceeding ten years as long as the average maturity of our entire bond portfolio does not exceed seven years. By concentrating on intermediate-term bonds rather than longer-term bonds, our Fund's CURRENT yield is never as high as it could be, but we avoid the extreme volatility experienced by longer-term bonds when interest rates fluctuate. Our stock holdings are acquired for the purpose of obtaining long-term capital gains coupled with high dividend yields relative to the yield of the overall stock market. Our philosophy anticipates that the capital appreciation we seek from our stock and convertible security holdings will help to offset the operating expenses incurred by the Fund over a three-to-five year period of time.

PERFORMANCE
The rise in interest rates mentioned at the beginning of this report has occurred across the entire yield curve. Short-term bonds maturing in 1-2 years have seen their interest rise by approximately 60 basis points (0.6%) while bonds maturing in ten years or longer have experienced interest rates increases of approximately 55 basis points.

When interest rates increase, bond prices decline. For the six months ending April 30, 1999 the Bond Fund's total return of 2.2% compared favorably to a 1.6% return for the Lehman Brothers Corporate Intermediate Term Bond Index.

Very truly yours,


Roger A. Sheffield, CFA
President



Caroline L. Scott, CFA
Treasurer



SHEFFIELD TOTAL RETURN FUND
Portfolio of Investments
April 30, 1999 (Unaudited)
-------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.3%)                 PAR       VALUE
-------------------------------------------------------------
UMB Bank Money Market
(cost - $65,508)                          $65,508     $65,508
                                                      -------

-------------------------------------------------------------
COMMON STOCKS (93.6%)                      SHARES
-------------------------------------------------------------
BANKING - 5.1%
Bank of America Corp.                      10,546    $754,698
MBNA Corp.                                 13,000     364,000
                                                    ---------
                                                    1,118,698
                                                    ---------

BEVERAGES - SOFT DRINK - 1.6%
Coca-Cola Co.                               5,280     359,370
                                                      -------

CHEMICALS - SPECIALTY - 4.2%
Avery Dennison Corp.                        7,540     514,605
Ecolab, Inc.                                9,790     410,568
                                                      -------
                                                      925,173
                                                      -------

COMPUTER HARDWARE - 5.6%
Cisco Systems, Inc.*                        7,845     894,820
SCI Systems, Inc.*                          9,000     342,563
                                                    ---------
                                                    1,237,383
                                                    ---------

COMPUTER SOFTWARE - 5.6%
BMC Software, Inc.*                         3,800     163,638
Microsoft Corp.*                            8,700     707,419
Unisys Corp.*                              11,330     356,187
                                                    ---------
                                                    1,227,244
                                                    ---------

DIVERSIFIED - 4.5%
AlliedSignal, Inc.                          8,800     517,000
Textron, Inc.                               5,200     479,050
                                                      -------
                                                      996,050
                                                      -------

ELECTRICAL EQUIPMENT - 3.2%
Baldor Electric Co.                         7,894     152,946
Honeywell, Inc.                             5,900     559,025
                                                      -------
                                                      711,971
                                                      -------

ELECTRONICS - SEMICONDUCTOR - 4.8%
Applied Materials, Inc.*                    5,100     273,488
Intel Corp.                                 6,680     408,732
Linear Technology Corp.                     6,516     370,597
                                                    ---------
                                                    1,052,817
                                                    ---------

FINANCIAL - MISC. - 2.3%
Fannie Mae                                  3,810     270,272
Household International, Inc.               4,900     246,531
                                                      -------
                                                      516,803
                                                      -------

FOOD PROCESSING - 2.6%
Hershey Foods Corp.                         4,710     247,864
Philip Morris Cos., Inc.                    9,500     333,094
                                                      -------
                                                      580,958
                                                      -------

-------------------------------------------------------------
COMMON STOCKS - CONTINUED                  SHARES       VALUE
-------------------------------------------------------------
HOUSEHOLD PRODUCTS - 4.1%
Colgate-Palmolive Co.                       3,960    $405,652
Procter & Gamble Co.                        5,275     494,861
                                                      -------
                                                      900,513
                                                      -------

INSURANCE - 4.9%
American International Group, Inc.          2,673     312,741
Provident Cos., Inc.                        7,200     283,500
Reliastar Financial Corp.                  13,240     486,570
                                                    ---------
                                                    1,082,811
                                                    ---------

MANUFACTURING - 2.9%
Illinois Tool Works, Inc.                   6,030     464,310
Parker Hannifin Corp.                       3,860     181,179
                                                      -------
                                                      645,489
                                                      -------

MEDICAL - PHARMACEUTICAL - 8.2%
Abbott Laboratories                        11,000     532,125
Johnson & Johnson                           3,700     360,750
Merck & Co., Inc.                           6,700     471,512
Schering-Plough Corp.                       9,300     449,306
                                                    ---------
                                                    1,813,693
                                                    ---------

MEDICAL PRODUCTS - 0.7%
Medtronic, Inc.                             2,160     155,385
                                                      -------

OFFICE EQUIPMENT - 5.4%
Diebold, Inc.                               7,345     176,739
Pitney Bowes, Inc.                          4,600     321,713
Xerox Corp.                                11,880     697,950
                                                    ---------
                                                    1,196,402
                                                    ---------

OIL & GAS - 3.1%
Exxon Corp.                                 5,650     469,303
Tosco Corp.                                 7,500     200,625
                                                      -------
                                                      669,928
                                                      -------

RETAIL - 6.7%
   DEPARTMENT STORES - 5.3%
   Dollar General Corp.                    10,270     360,092
   Wal-Mart Stores, Inc.                   17,360     798,560
                                                    ---------
                                                    1,158,652
                                                    ---------

   FOOD - 1.4%
   Albertson's, Inc.                        6,000     309,000
                                                      -------

TRANSPORTATION - 2.2%
FDX Corp.*                                  4,240     478,060
                                                      -------

UTILITIES - 15.9%
   ELECTRIC - 1.4%
   Cinergy Corp.                           10,000     298,125
                                                      -------

   NATURAL GAS - 3.5%
   Williams Cos., Inc.                     16,224     766,584
                                                      -------

-------------------------------------------------------------
COMMON STOCKS - CONTINUED                   SHARES       VALUE
-------------------------------------------------------------
UTILITIES (CONT.)
   TELEPHONE - 11.0%
   Ameritech Corp.                         11,500    $787,031
   AT&T Corp.                               8,250     416,625
   Bell Atlantic Corp.                     10,760     620,045
   MCI Worldcom, Inc.*                      4,500     369,844
   SBC Communications, Inc.                 4,200     234,150
                                                    ---------
                                                    2,427,695
                                                    ---------
-------------------------------------------------------------
TOTAL COMMON STOCKS
(cost - $9,753,768)	                          $20,628,804
-------------------------------------------------------------

-------------------------------------------------------------
CONVERTIBLE BONDS (6.2%)                      PAR       VALUE
-------------------------------------------------------------
Adaptec, Inc. 4.75% Conv. Sub. Notes
   2/1/04                                $300,000    $254,250
CUC International, Inc. 3.0% Conv. Sub.
   Notes 2/15/02                          150,000     141,000
Dura Pharmaceuticals, Inc. 3.5% Conv.
   Sub. Notes 7/15/02                     475,000     351,500
National Data Corp. 5.0% Conv. Sub.
   Notes 11/1/03                          300,000     325,500
Thermo Instrument Systems 4.5% Conv.
   Deb. 10/15/03                          325,000     289,250
                                                      -------
-------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(cost - $1,515,203)                                $1,361,500
-------------------------------------------------------------

-------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
(cost - $11,334,479)                              $22,055,812
-------------------------------------------------------------

-------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES (-0.1%)              ($13,053)
-------------------------------------------------------------

-------------------------------------------------------------
NET ASSETS (100%)                                 $22,042,759
-------------------------------------------------------------

-------------------------------------------------------------
NET ASSET VALUE PER SHARE                              $16.99
                                                       ======
-------------------------------------------------------------

* Non-income producing.



SHEFFIELD INTERMEDIATE TERM BOND FUND
Portfolio of Investments
April 30, 1999 (Unaudited)
-------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.1%)                 PAR       VALUE
-------------------------------------------------------------
UMB Bank Money Market
(cost - $14,910)                          $14,910     $14,910
                                                      -------
-------------------------------------------------------------
COMMON STOCKS (12.1%)                      SHARES
-------------------------------------------------------------
AUTO - 1.0%
General Motors Corp.                        1,450    $129,141
                                                     --------

AUTO/TRUCK PARTS - 1.1%
Goodyear Tire & Rubber Co.                  2,635     150,689
                                                      -------

BANKING - 1.2%
JP Morgan & Co.                             1,240     167,090
                                                      -------

CHEMICALS - 2.4%
DuPont (E.I.) De Nemours & Co.              2,379     168,166
Minnesota Mining & Mfg. Co.                 1,695     150,855
                                                      -------
                                                      319,021
                                                      -------

ELECTRICAL EQUIPMENT - 1.1%
Eastman Kodak Co.                           1,950     145,762
                                                      -------

FOOD PROCESSING - 0.7%
Philip Morris Cos., Inc.                    2,735      95,896
                                                       ------

MANUFACTURING - MACHINERY - 1.4%
Caterpillar, Inc.                           2,890     186,044
                                                      -------

OIL & GAS - 2.3%
Chevron Corp.                               1,610     160,597
Exxon Corp.                                 1,790     148,682
                                                      -------
                                                      309,279
                                                      -------

UTILITIES - TELEPHONE - 0.9%
AT&T Corp.                                  2,400     121,200
                                                      -------

-------------------------------------------------------------
TOTAL COMMON STOCKS
(cost - $1,070,420)                                $1,624,122
-------------------------------------------------------------

-------------------------------------------------------------
CORPORATE BONDS AND NOTES (82.7%)             PAR       VALUE
-------------------------------------------------------------
AEROSPACE - 3.0%
Lockheed Martin Corp. 7.25%
   Guaranteed Notes 5/15/06              $100,000    $104,191
Raytheon Co. 6.5% Notes 7/15/05           300,000     304,716
                                                      -------
                                                      408,907
                                                      -------

BANKING - 7.6%
Banc One Corp. 7.25% Sub. Notes
   8/1/02                                 250,000     259,743
BankBoston NA 7.0% Sub. Notes
   9/15/07                                170,000     176,397
Bankers Trust Corp. 7.375% Sub. Notes
   5/1/08                                  45,000      46,593

-------------------------------------------------------------
CORPORATE BONDS AND NOTES - CONTINUED         PAR       VALUE
-------------------------------------------------------------
BANKING (CONT.)
Chase Manhattan Corp. 7.125% Sub.
   Notes 2/1/07                          $115,000    $119,868
First Union National Bank 7.125% Sub.
   Notes 10/15/06                         100,000     104,610
MBNA Corp. 6.875% Sr. Notes 6/1/05        250,000     245,795
Wells Fargo & Co. 7.125% Sub. Notes
   8/15/06                                 70,000      73,378
                                                    ---------
                                                    1,026,384
                                                    ---------

BEVERAGES - 4.2%
   ALCOHOLIC - 2.1%
   Anheuser Busch Cos., Inc. 5.125%
      Notes 10/1/08                       300,000     278,829
                                                      -------

   SOFT DRINK - 2.1%
   Coca-Cola Enterprises 5.75% Notes
      11/1/08                             300,000     289,521
                                                      -------

CHEMICALS - 4.2%
   BASIC - 1.9%
   DuPont (E.I.) De Nemours & Co.
      6.75% Notes 9/1/07                  250,000     260,565
                                                      -------

   SPECIALTY - 2.3%
   Praxair, Inc. 6.75% Notes 3/1/03       300,000     303,324
                                                      -------

COMMERCIAL SERVICES - 1.0%
Browning-Ferris Industries, Inc. 6.375%
   Sr. Notes 1/15/08                      150,000     134,250
                                                      -------

COMPUTER SOFTWARE - 3.3%
First Data Corp. 5.8% Notes 12/15/08      200,000     190,934
First Data Corp. 6.625% Notes 4/1/03      250,000     253,743
                                                      -------
                                                      444,677
                                                      -------

COMPUTER SYSTEMS - 0.7%
International Business Machines Corp.
   6.375% Notes 6/15/00                   100,000     101,092
                                                      -------

CONTAINERS - 1.9%
Crown Cork & Seal Co. 6.75% Notes
   4/15/03                                250,000     250,518
                                                      -------

DIVERSIFIED - 2.9%
Service Corp. International 6.875%
   Notes 10/1/07                          150,000     147,492
Tyco International Group S.A. 6.125%
   Guaranteed Notes 1/15/09               250,000     243,672
                                                      -------
                                                      391,164
                                                      -------

ELECTRICAL EQUIPMENT - 1.1%
Rockwell International Corp. 6.15%
   Notes 1/15/08                          150,000     148,545
                                                      -------

-------------------------------------------------------------
CORPORATE BONDS AND NOTES - CONTINUED          PAR      VALUE
-------------------------------------------------------------
FINANCIAL - INSURANCE - 2.2%
Loews Corp. 6.75% Notes 12/15/06         $300,000    $297,633
                                                     --------

FINANCIAL SERVICES - 4.6%
Bear Stearns Co., Inc. 6.7% Sr. Notes
   8/1/03                                 200,000     203,008
Countrywide Funding Corp. 6.875%
   Med. Term Notes 9/15/05                200,000     203,114
Dean Witter Discover & Co. 6.3% Notes
   1/15/06                                220,000     218,429
                                                      -------
                                                      624,551
                                                      -------

FOOD PROCESSING - 4.7%
Nabisco, Inc. 7.05% Notes 7/15/07         150,000     152,262
Philip Morris Cos., Inc. 6.375% Notes
   2/1/06                                 250,000     246,940
Tyson Foods, Inc. 6.08% Bonds 2/1/00      235,000     235,430
                                                      -------
                                                      634,632
                                                      -------

HEALTHCARE - 3.7%
Abbott Laboratories 5.4% Notes 9/15/08    250,000     240,552
Cardinal Health, Inc. 6.5% Notes 2/15/04  250,000     253,753
                                                      -------
                                                      494,305
                                                      -------

HOUSEHOLD PRODUCTS - 2.2%
Procter & Gamble Co. 5.25% Notes
   9/15/03                                300,000     294,273
                                                      -------

OIL & GAS - 1.9%
KN Energy, Inc. 6.8% Sr. Notes 3/1/08     250,000     253,190
                                                      -------

PERSONAL & BUSINESS CREDIT - 10.5%
Ameritech Capital Funding Corp. 6.15%
   Guaranteed Notes 1/15/08               150,000     148,644
Associate Corp. NA 6.375% Sr. Notes
   10/15/02                               250,000     253,635
Caterpillar Financial Services Corp.
   5.836% Med. Term Notes 5/1/00          200,000     200,634
Ford Motor Credit Co. 6.125% Notes
   1/9/06                                  50,000      49,204
General Electric Capital Corp. 6.5%
   Notes 11/1/06                          170,000     174,418
Household Finance Corp. 6.7% Notes
   6/15/02                                180,000     184,046
Sears Roebuck Acceptance Corp. 6.7%
   Notes 9/18/07                          240,000     243,929
Sears Roebuck Acceptance Corp. 6.75%
   Notes 9/15/05                          150,000     152,763
                                                    ---------
                                                    1,407,273
                                                    ---------

RECREATION - 1.1%
ITT Corp. 6.75% Notes 11/15/05            150,000     142,308
                                                      -------

-------------------------------------------------------------
CORPORATE BONDS AND NOTES - CONTINUED         PAR       VALUE
-------------------------------------------------------------
RETAIL - 4.6%
   DEPARTMENT STORES - 1.9%
   JC Penney Co., Inc. 6.125% Notes
      11/15/03                           $255,000    $250,650
                                                     --------

   FOOD - 2.3%
   Albertson's, Inc. 6.375% Notes 6/1/00  300,000     303,474
                                                      -------

   SPECIALTY - 0.4%
   Fruit of the Loom, Inc. 7.875% Sr.
      Notes 10/15/99                       50,000      50,401
                                                       ------

TRANSPORTATION - RAILROAD - 1.9%
Union Pacific Corp. 7.375% Notes
   5/15/01                                250,000     257,038
                                                      -------

UTILITIES - 15.4%
   ELECTRIC & GAS - 1.1%
   Baltimore Gas & Electric Co. 6.5% 1st
      Ref. Mortgage Bonds 2/15/03         140,000     142,745
                                                      -------

   NATURAL GAS - 3.7%
   Consolidated Natural Gas Co. 6%
      Deb. 10/15/10                       300,000     292,743
   Williams Corp. 6.25% Deb. 2/1/06       200,000     198,568
                                                      -------
                                                      491,311
                                                      -------

   TELEPHONE - 10.6%
   Airtouch Communication, Inc. 7.0%
      Notes 10/1/03                       150,000     155,668
   GTE Hawaiian Telephone 6.75% 1st
      Mortgage 2/15/05                    300,000     305,712
   GTE North, Inc. 6.375% Deb. 2/15/10    250,000     253,003
   MCI Worldcom, Inc. 6.125% Sr.
      Notes 8/15/01                       250,000     251,510
   Northern Telecom 6.875% Notes
      10/1/02                             300,000     309,693
   Pacific Bell 5.875% Deb. 2/15/06       154,000     151,524
                                                    ---------
                                                    1,427,110
                                                    ---------

-------------------------------------------------------------
TOTAL BONDS AND NOTES
(cost - $11,174,777)                              $11,108,670
-------------------------------------------------------------

-------------------------------------------------------------
CONVERTIBLE BONDS (3.9%)                      PAR       VALUE
-------------------------------------------------------------
Adaptec, Inc. 4.75% Conv. Sub. Notes
   2/1/04                                $165,000    $139,837
Dura Pharmaceuticals, Inc. 3.5% Conv.
   Sub. Notes 7/15/02                      75,000      55,500
National Data Corp. 5.0% Conv. Sub.
   Notes 11/1/03                          100,000     108,500
Thermo Instrument Systems 4.5% Conv.
   Deb. 10/15/03                          250,000     222,500
                                                      -------
-------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(cost - $569,322)                                    $526,337
-------------------------------------------------------------

-------------------------------------------------------------
TOTAL INVESTMENTS (98.8%)
(cost - $12,829,429)                              $13,274,039
-------------------------------------------------------------

-------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES (1.2%)                $163,731
-------------------------------------------------------------

-------------------------------------------------------------
NET ASSETS (100%)                                 $13,437,770
-------------------------------------------------------------

-------------------------------------------------------------
NET ASSET VALUE PER SHARE                               $9.44
                                                        =====
-------------------------------------------------------------



FINANCIAL STATEMENTS
--------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------
                                     Sheffield     Sheffield
                                       Total      Intermediate
                                      Return        Term Bond
                                       Fund           Fund
                                   ------------   ------------

ASSETS:

Investments at value (cost of
   $11,334,479 and $12,829,429,
   respectively)                   $22,055,812     $13,274,039

Receivables:
   Interest                             17,282         174,280
   Dividends                            25,168           1,395
Prepaid insurance                        6,757           4,354
                                    ----------      ----------
          Total assets              22,105,019      13,454,068
                                    ----------      ----------

LIABILITIES:

Redemptions                             25,000             ---
Accrued expenses                        37,260          16,298
                                        ------          ------
          Total liabilities             62,260          16,298
                                        ------          ------


NET ASSETS CONSISTING OF:

Undistributed net investment
   income                                  608          46,914
Accumulated net realized gain        1,480,461           3,187
Unrealized appreciation on
   investments                      10,721,333         444,610
Paid-in capital applicable to
   1,297,554 and 1,423,918 shares
   outstanding, respectively, of
   $.001 par value capital stock;
   5,000,000 shares authorized in
   each fund                         9,840,357      12,943,059
                                     ---------      ----------
          Net Assets               $22,042,759     $13,437,770
                                   -----------     -----------

NET ASSET VALUE PER SHARE               $16.99           $9.44
                                        ======           =====

See accompanying notes to financial statements.


--------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------
                                     Sheffield      Sheffield
                                       Total      Intermediate
                                      Return        Term Bond
                                       Fund           Fund
                                   ------------   ------------
INVESTMENT INCOME:

   Interest                          $  45,311      $  317,314
   Dividends                           164,329          15,803
                                       -------         -------

          Total income                 209,640         333,117
                                       -------         -------

EXPENSES:

   Investment advisory fee             122,140          57,797
   Investment advisory fee waived          ---         (14,760)
   Administration fee                   24,000          24,000
   Administrative fee waived               ---         (12,500)
   Transfer agency fee                   5,000           5,000
   Distribution expenses                 3,385           3,726
   Custodian fees                        7,387           2,556
   Registration and filing fees          1,252           1,037
   Professional fees                    15,760           6,945
   Directors fees                        2,400           2,400
   Printing and postage                    354           1,433
   Insurance expense                     4,558           1,014
   Other                                 1,011             482
                                       -------          ------

          Total expenses               187,247          79,130
                                       -------          ------

          Net investment income         22,393         253,987
                                        ------         -------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain on investments     1,620,417           3,126
Net gain on options                     35,926             ---
Net realized loss on futures           (16,926)            ---
Change in unrealized appreciation
   on investments                    1,613,211         (29,020)
                                     ---------         --------

          Net gain (loss) on
            investments              3,252,628         (25,894)
                                     ---------         --------

Net increase in net assets from
   operations                       $3,275,021        $228,093
                                    ==========        ========


--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)
AND FOR THE YEAR ENDED OCTOBER 31, 1998
--------------------------------------------------------------
                                       Sheffield Total
                                         Return Fund
                                 -----------------------------
                                    Six Months
                                       ended        Year ended
                                      4/30/99        10/31/98
                                      -------        --------

INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income          $     22,393    $     20,075
   Net realized gain on investments  1,656,343       3,028,866
   Net realized loss on futures        (16,926)         (3,930)
   Change in unrealized appreciation
     on investments                  1,613,211      (1,520,702)
                                     ---------      -----------
   Increase in net assets from
     operations                      3,275,021       1,524,309
                                     ---------       ---------

Dividends to shareholders from:
   Net investment income               (41,860)            ---
   Realized gains                   (3,150,164)     (3,222,107)
                                    -----------     -----------

Total distributions to shareholders (3,192,024)     (3,222,107)
                                    -----------     -----------



Capital transactions:
   Proceeds from shares issued
      through exchange                     ---       1,106,283
   Proceeds from reinvestment of
      dividends                      2,611,176       2,748,803
   Proceeds from other shares sold     778,485       3,012,819
   Cost of shares reacquired
      through exchange              (3,778,884)     (1,320,702)
   Cost of other shares reacquired  (3,791,968)     (6,334,528)
                                    -----------     -----------
   Decrease in net assets from
      capital share transactions    (4,181,191)       (787,325)
                                    -----------       ---------

   TOTAL DECREASE                   (4,098,194)     (2,485,123)
                                    -----------     -----------

NET ASSETS:
Beginning of period                 26,140,953      28,626,076
                                    ----------      ----------
End of period                      $22,042,759     $26,140,953
                                   ===========     ===========

Capital transactions in number of
shares:
   Shares issued through exchange          ---          65,332
   Shares issued in connection with
      reinvestment of dividends        170,665         167,202
   Other shares sold                    44,275         176,521
   Shares reacquired through
      exchange                        (227,332)        (70,956)
   Other shares reacquired            (232,681)       (344,960)
                                      ---------       ---------
   Net decrease in shares
      outstanding                     (245,073)         (6,861)
                                      =========         =======

--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)
AND FOR THE YEAR ENDED OCTOBER 31, 1998
--------------------------------------------------------------
                                      Sheffield Intermediate
                                          Term Bond Fund
                                 -----------------------------
                                    Six Months
                                       ended        Year ended
                                      4/30/99        10/31/98
                                      -------        --------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income              $253,987        $357,547
   Net realized gain on investments      3,126         149,564
   Change in unrealized
      appreciation on investments      (29,020)        (65,990)
                                       -------         -------
   Increase in net assets from
      operations                       228,093         441,121
                                       -------         -------

Dividends to shareholders from:
   Net investment income              (245,517)       (346,210)
   Realized gains                     (149,512)       (171,108)
                                      ---------       ---------

Total distributions to shareholders   (395,029)       (517,318)
                                      ---------       ---------

Capital transactions:
   Proceeds from shares issued
      through exchange               3,778,884       1,320,702
   Proceeds from reinvestment of
      dividends                        395,029         517,318
   Proceeds from other shares sold   2,537,100       2,186,219
   Cost of shares reacquired
      through exchange                     ---      (1,106,283)
   Cost of other shares reacquired    (923,147)     (2,801,254)
                                      ---------     -----------
   Increase in net assets from capital
      share transactions             5,787,866         116,702
                                     ---------         -------

   TOTAL INCREASE                    5,620,930          40,505
                                     ---------          ------

NET ASSETS:
Beginning of period                  7,816,840       7,776,335
                                     ---------       ---------
End of period                      $13,437,770      $7,816,840
                                   ===========      ==========

Capital transactions in number of
shares:
   Shares issued through exchange      398,540         137,075
   Shares issued in connection with
      reinvestment of dividends         41,907          54,282
   Other shares sold                   265,811         227,176
   Shares reacquired through
      exchange                             ---        (115,101)
   Other shares reacquired             (98,084)       (291,246)
                                       --------       ---------
   Net increase in shares
      outstanding                      608,174          12,186
                                       =======          ======

See accompanying notes to financial statements.



-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

For a share outstanding throughout the period.

                                           SHEFFIELD TOTAL RETURN FUND
                                           ---------------------------

                                             Year ended October 31,


                             Six Months
                                Ended      -------------------------------------------------------------
                           April 30, 1999      1998         1997         1996         1995         1994
                    ------------------------------------------------------------------------------------
Net asset value,
 beginning of period           $16.95        $18.47       $15.02       $12.86       $11.53       $12.71
                               ------        ------       ------       ------       ------       ------
Income from investment
 operations:
 Net investment income            .02           .01          .03          .09          .11          .10
 Net gains (losses) on
   securities (both
   realized and
   unrealized)                   2.12           .57         4.38         2.67         1.68         (.38)
                                 ----           ---         ----         ----         ----         -----
Total from investment
   operations                    2.14           .58         4.41         2.76         1.79         (.28)
                                 ----           ---         ----         ----         ----         -----

Less Distributions:
   Dividends (from net
      investment income)        (.03)          ----        (.09)         (.11)        (.12)        (.11)
   Distributions (from
      realized gains)           (2.07)        (2.10)        (.87)        (.49)        (.34)        (.79)
                                ------        ------        -----        -----        -----        -----
Total distributions             (2.10)        (2.10)        (.96)        (.60)        (.46)        (.90)
                                ------        ------        -----        -----        -----        -----

Net Asset Value,
   end of period               $16.99        $16.95       $18.47       $15.02       $12.86       $11.53
                               ======        ======       ======       ======       ======       ======

Total return                    13.97%         3.50%       30.79%       22.36%       16.33%       -2.31%
Ratios/supplemental data:
Net assets, end of
   period (000's)             $22,043       $26,141      $28,626      $25,257      $21,565      $18,185
Ratio of expenses to
   average net assets            1.53%*        1.45%        1.39%        1.44%        1.60%        1.50%
Ratio of net investment
 income to average net
   assets                         .18%*         .07%         .18%         .66%         .90%         .83%
Portfolio turnover rate         32.17%*       49.62%       42.09%       57.17%       55.16%       51.25%

--------------------------------------------------------------------------------------------------------
*  Annualized

See accompanying notes to financial statements.



-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------

For a share outstanding throughout the period.


                                     SHEFFIELD INTERMEDIATE TERM BOND FUND
                                     -------------------------------------

                                            Year ended October 31,

                       Six Months
                         Ended      --------------------------------------------------------------------
                     April 30, 1999            1998         1997         1996         1995         1994
                    ------------------------------------------------------------------------------------
Net asset value,
   beginning of period          $9.58         $9.68        $9.70        $9.59        $9.06       $10.14
                                -----         -----        -----        -----        -----       ------
Income from investment
 operations:
   Net investment income          .21           .44          .45          .46          .53          .48
   Net gains (losses) on
     securities (both
     realized and
     unrealized)                  .00           .10          .37          .24          .60         (.71)
                                  ---           ---          ---          ---          ---         -----
Total from investment
   operations                     .21           .54          .82          .70         1.13         (.23)
                                  ---           ---          ---          ---         ----         -----

Less Distributions:
   Dividends (from net
      investment income)         (.20)         (.43)        (.47)        (.47)        (.57)        (.45)
   Distributions (from
      realized gains)            (.15)         (.21)        (.37)        (.12)        (.03)        (.40)
                                 -----         -----        -----        -----        -----        -----
Total distributions              (.35)         (.64)        (.84)        (.59)        (.60)        (.85)
                                 -----         -----        -----        -----        -----        -----

Net Asset Value,
   end of period                $9.44         $9.58        $9.68        $9.70        $9.59        $9.06
                                =====         =====        =====        =====        =====        =====

Total return                     2.20%         5.63%        8.97%        7.64%       12.89%       -2.42%
Ratios/supplemental data:
Net assets, end of
   period (000's)             $13,438        $7,817       $7,776       $6,860       $7,734       $9,284
Ratio of expenses to
   average net assets            1.37%*+       1.59%+       1.69%+       1.86%+       1.78%+      2.08%+
Ratio of net investment
   income to average net
   assets                        4.39%*        4.59%        4.87%        4.87%        5.61%        5.01%
Portfolio turnover rate          1.31%*       35.31%       46.54%       33.65%       34.99%       30.38

---------------------------------------------------------------------------------------------------------

*  Annualized

+ Without the waiver of advisory and administration fees, the ratios of expenses to average net assets for the Intermediate Term Bond Fund would have been 1.84%, 2.16%, 2.28%, 2.47%, 2.03%, and 2.34% for the period ending
   April 30, 1999 and for the years ending 1998, 1997, 1996, 1995, and 1994, respectively.


See accompanying notes to financial statements.



Notes to Financial Statements
-----------------------------------------------------------------------------
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. The Sheffield Funds, Inc. (SFI) is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. SFI consists of two separate funds, the Sheffield Total Return Fund (the "Total Return Fund") and the Sheffield Intermediate Term Bond Fund (the "Bond Fund"), each of which represents a separate portfolio of investments (collectively, "the Funds").
SFI commenced operations on April 2, 1990. The following is a summary of significant accounting policies followed by SFI:

A. SECURITY VALUATION - Equity securities listed or traded on a national securities exchange are valued at the last sale price on the day of valuation or, if no sale is reported, at the latest bid price. Bonds and other fixed income securities are valued on the basis of prices furnished by an independent pricing service. Convertible bonds are valued at the mean of bid and asked prices if available, or if not available, on the basis of prices furnished by an independent pricing service. Short-term obligations with maturities of sixty days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of discounts and premiums on the purchase of debt securities. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

C. FUTURES CONTRACTS - The Funds may purchase financial futures contracts in order to invest excess cash or to provide liquidity for redemption requests. The Funds may sell financial futures as a means to reduce market risk. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Funds dependent on the daily fluctuations in the value of the unrealized gains and losses on the futures contracts. If the Funds enter into a closing transaction, the Funds will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. The Funds may be subject to risk upon entering into futures contracts resulting from the imperfect correlation of prices between the futures and securities markets. At April 30, 1999, there were no open futures contracts.

D. OPTIONS WRITTEN & PURCHASED - When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. A covered call option entitles the holder to the right to buy the underlying security which the Funds own at any time during the option period at the stated exercise price. A put option entitles the holder to the right to sell the underlying security to the Funds at any time during the option period at the stated exercise price. Premiums received from writing options which expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writer of an option bear the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put options on securities in order to protect the securities against a decline in market value. A purchased put option entitles the Funds to sell the underlying security at the option exercise price at any time during the option period. By purchasing a put option, the Funds are able to protect the unrealized gain in the appreciated underlying security without actually selling the security. Any losses realized by the Fund upon expiration of the put options are limited to the premiums paid for the purchase of such options plus any transaction costs.

The Funds may also buy call options on securities which they intend to purchase in order to limit the risk of a substantial increase in the market price of such securities. A call option entitles the Funds to the right to buy the underlying securities from the option writer at a stated exercise price. Any losses realized by the Funds upon expiration of the call options are limited to the premiums paid for the purchase of such options, plus any transaction costs.

E. FEDERAL INCOME TAXES - No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and make distributions of investment income and net realized capital gain, if any, to relieve it from all federal income taxes.

At April 30, 1999, the aggregate cost of securities for federal income tax purposes for the Total Return Fund was $11,448,663 and net unrealized appreciation aggregated $10,721,333 of which $10,926,502 related to appreciated securities and $205,169 related to depreciated securities. The aggregate tax cost of securities for the Bond Fund was $12,829,429 and net unrealized appreciation aggregated $444,610, of which $666,858 related to appreciated securities and $222,248 related to depreciated securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Funds on the ex-dividend date. The primary reason for the difference between net investment income and realized gains and the related distributions relates to the regulatory timing and calculation of distribution.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER AGREEMENTS. Sheffield Investment Management, Inc. (SIMI) serves as the investment adviser, transfer agent and administrator for SFI. Pursuant to the terms of the Investment Advisory Agreement between SIMI and SFI, SIMI receives an investment advisory fee from each fund. This fee is accrued daily and paid monthly.

The fee is based on an annual rate of 1% of the first $50 million of each fund's net assets; .75% of the next $50 million of net assets and .6% of net assets in excess of $100 million. Beginning April 1, 1993, SIMI has been waiving advisory fees for the Bond Fund to a level of .75% of net assets. Total advisory fees waived during the period ended April 30, 1999, amounted to approximately $14,800.

SFI has entered into an Administrative Agreement with SIMI pursuant to which SIMI provides various administrative services required by the Funds. For its services, SIMI receives a fee from each fund at the annual rate of the greater of .15% of each fund's average daily net assets or the actual cost to SIMI to provide such services up to $48,000 per fund. During the period ended April 30, 1999, SIMI waived administrative fees to the Bond Fund amounting to $12,500.

In accordance with a Transfer Agency Agreement with SFI and SIMI, various services are provided to the stockholders of the Funds. These services include, in part, the processing of purchase and redemption requests, transfer and exchange requests, distributions and general stockholder inquiries. For its services SIMI receives from each fund a monthly fee at an annual rate of the greater of $10,000 per fund or $15 per stockholder account.

Alpha-Line Investments, Inc. (the Underwriter), an affiliate of SIMI, is the principal and underwriter for SFI pursuant to a Distribution Agreement. Each fund has agreed to pay the Underwriter, pursuant to a Rule 12b-1 Plan of Distribution, such amounts as necessary in order to reimburse distribution, maintenance, service cost, and overhead with respect to marketing the shares of each fund. The total allowable amount of fund reimbursement to the Underwriter is limited to .0625% per quarter of each fund's net asset value.

NOTE 3. SECURITIES TRANSACTIONS. For the period ended April 30, 1999, purchases and sales proceeds of securities, other than short-term and U.S. Government Securities, for each of the Funds were as follows:

     Total Return             Intermediate Term
        Fund                      Bond Fund
----------------------    -----------------------
 Purchases     Sales        Purchases     Sales
-----------  ---------    ------------  ---------
$3,880,585  $8,839,301     $5,693,254    $68,136


NOTE 4. RELATED PARTY STOCKHOLDERS. At April 30, 1999, the Sheffield Investment Management, Inc. Profit Sharing Plan owned 16,477 shares of the Bond Fund and 9,991 shares of the Total Return Fund. The President of SIMI and related family members owned 2,925 shares of the Total Return Fund.




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The Sheffield Funds, Inc.
900 Circle 75 Parkway
Suite 750
Atlanta, Georgia  30339-3082
(770) 953-1597



LEGAL COUNSEL
Kilpatrick Stockton
Atlanta, Georgia  30309





CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri  64141





INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP
Atlanta, Georgia  30309








This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of The Sheffield Funds, Inc.



THE SHEFFIELD FUNDS, INC.
================================


SEMI ANNUAL REPORT
------------------
April 30, 1999


SHEFFIELD TOTAL RETURN FUND

SHEFFIELD INTERMEDIATE TERM BOND FUND










INVESTMENT ADVISOR
FUND ADMINISTRATOR
SHAREHOLDER SERVICING AGENT
---------------------------

Sheffield Investment Management, Inc.
900 Circle 75 Parkway, Suite 750
Atlanta, Georgia  30339-3082
(770) 953-1597